Administrative Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Administrative Expenses
NOTE 38. ADMINISTRATIVE EXPENSES

The Group presented its statement of comprehensive income by function. Under this method, expenses are classified according to their function as part of the item “Administrative Expenses”.
The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Fees and Remunerations for Services	2,956,799	4,526,498	6,352,108
Directors’ and Syndics’ Fees	391,080	713,371	335,701
Advertising and Marketing	2,310,136	2,418,915	4,467,170
Taxes	11,610,410	10,946,230	10,472,143
Maintenance and Repairs of Assets and Systems	8,117,717	7,183,943	5,825,779
Electricity and Communications	2,876,293	3,448,805	3,749,480
Representation and Travel Expenses	67,543	88,100	259,985
Stationery and Office Supplies	404,460	633,019	775,809
Rentals	484,973	466,180	204,969
Administrative Services under Contract	7,560,743	7,194,363	6,673,647
Security	1,158,881	1,754,416	2,011,152
Insurance	479,377	372,474	271,604
Armored Transportation Services	2,839,044	2,353,311	4,230,945
Others	3,946,078	4,861,125	4,511,782

Total	45,203,534	46,960,750	50,142,274